OTHER LONG-TERM ASSETS (Schedule of Other Long-Term Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Other Assets, Noncurrent Disclosure [Abstract]
Deferred commission costs	$ 57,675
Severance pay fund	12,575	14,859
Long-term deposits and other assets	3,792	4,637
Other long-term assets	$ 74,042	$ 19,496